Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	May 31, 2022	May 31, 2021
Cash flows provided by (used in) operating activities
Loss from continuing operations for the period	$ (1,899,317)	$ (3,245,175)
Items not affecting cash:
Accretion expense	4,877	8,427
Accrued interest income	(43,007)	(30,620)
Accrued interest expense		3,323
Allowance for credit loss		115,183
Amortization - intangibles	309,920	37,699
Amortization - licenses		210,446
Amortization - right-of-use asset	42,532
Depreciation	32,271	16,238
Change in value of derivatives	(1,598,952)	160,364
Deferred income tax recovery	(196,611)
Government grant	(5,967)
Interest on lease liability	4,570
(Gain) loss on settlement of debt		(38,257)
Loss on disposal of equipment	(6,688)
Share-based compensation	210,557	1,202,041
Shares issued for services	67,500	46,948
Unrealized foreign exchange	(27,120)	6,308
Unrealized gains on equity instruments		(956,233)
Write-off of license fees		481,026
Changes in non-cash working capital:
Receivables	63,497	(111,346)
Prepaids	(68,183)	311,371
Accounts payable and accrued liabilities	(141,875)	133,825
Deferred revenue	779,399
Cash flows from (used in) operating activities	(2,472,597)	(1,648,432)
Cash flows provided by (used in) investing activities
Cash acquired on purchase of iGEMS	21,981
Cash acquired on purchase of DCU	209,295
Investment in content	(121,996)
Loan receivable issued		(102,852)
Advances for acquisitions	(198,849)
Cash flows from (used in) investing activities	(89,569)	(102,852)
Cash flows provided by (used in) financing activities
Long-term debt repayments		(3,513)
Interest paid on loans		(1,392)
Lease payments	(44,233)
Shares and warrants issued for cash		6,000,000
Share issuance costs		(555,046)
Warrants exercised and issued for cash		2,613,993
Cash flows from (used in) financing activities	(44,233)	8,054,042
Effect of foreign exchange on cash	6,456	3,146
Change in cash during the period	(2,599,943)	6,305,904
Cash, beginning of period	4,305,461	543,749
Cash, end of period	1,705,518	6,849,653
Interest received
Interest paid		$ 1,751